Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Product revenue (Net of returns and discounts)	$ 2,203,856	$ 2,445,407	$ 9,130,530	$ 9,103,983
Royalty revenue	32,710	30,581	109,613	106,361
Other revenues	19,800	23,729	148,051	247,791
Total revenue	2,256,366	2,499,717	9,388,194	9,458,135
Cost of sales	1,045,113	951,028	3,477,741	3,255,702
Gross profit	1,211,253	1,548,689	5,910,453	6,202,433
Operating expenses:
Selling and marketing	316,175	473,679	2,602,566	3,071,918
Salaries and labor related expenses	534,328	480,536	1,918,033	1,656,990
Administration	416,447	279,796	1,381,560	549,332
Depreciation and amortization	25,016	17,828	79,525	82,334
Total operating expenses	1,291,966	1,251,839	5,981,684	5,360,574
Income (loss) from operations	(80,713)	296,850	(71,231)	841,859
Gain on sale of product lines	0	499,525	499,525	0
Other income (expense)	(124,359)	(16,080)	(686,470)	(95,573)
Financing Expense	(46,761)	(50,603)	(566,634)	(394,144)
Interest expense	(1,152)	(62,089)	(205,091)	(165,504)
Income (loss) from continuing operations	(252,985)	667,603	(1,029,901)	377,784
Income tax benefit (expense)	(10,134)	(254,734)	(737)	225,450
Net income (loss)	$ (263,119)	$ 412,869	$ (1,030,638)	$ 603,234
Net income (loss) per common share, Basic	$ (0.02)	$ 0.06	$ (0.09)	$ 0.09
Net income (loss) per common share, Diluted	$ (0.02)	$ 0.06	$ (0.09)	$ 0.09
Weighted average shares outstanding, Basic	12,622,756	6,841,293	11,103,585	6,680,203
Weighted average shares outstanding, Diluted	12,622,756	7,166,646	11,103,585	6,886,770